Label	Element	Value
Short Duration Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

March 16, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2022

Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Short Duration Income Portfolio
(the "Funds")

The following changes will take effect on April 29, 2022:

•  Class IS shares of the applicable Funds will be renamed Class R6 shares;

•  The minimum initial investment amount for Class I shares of the Funds will be reduced to $1 million;

•  The minimum initial investment amount for Class R6 shares of the applicable Funds will be reduced to $5 million;

•  The contingent deferred sales charge holding period for Class A shares of the Funds that are not subject to any sales charges at the time of purchase will be reduced to 12 months after purchase;

•  The contingent deferred sales charge for Class A shares of the Funds that are not subject to any sales charges at the time of purchase (except Short Duration Income Portfolio) will be increased to 0.75%. This contingent deferred sales charge will apply only to Class A shares purchased after April 29, 2022;

•  A contingent deferred sales charge of 0.25% will be added for Class A shares of the Short Duration Income Portfolio that are not subject to any sales charges at the time of purchase if the shares are sold within 12 months after purchase. This contingent deferred sales charge will apply only to Class A shares purchased after April 29, 2022;

•  The maximum front-end sales charge for Class A shares of the Short Duration Income Portfolio will be increased to 2.25%; and

•  The dealer commission schedule for Class A shares of the Funds will be amended.

Risk/Return [Heading]	rr_RiskReturnHeading	Short Duration Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Shareholder Fees" is hereby deleted in its entirety and replaced with the following:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The row with respect to Class A in the table entitled "Average Annual Total Returns" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Performance Information" is hereby deleted in its entirety and replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.
Short Duration Income Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Short Duration Income Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.25% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,051
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	280
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	427
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	587
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,051
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.37%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.09%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.47%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007	[2]
Short Duration Income Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Short Duration Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Short Duration Income Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none

[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.25% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances. See "Shareholder Information—How To Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	Effective April 29, 2022, the historical total returns with sales charges deducted for Class A shares have been restated to reflect the current maximum sales charge of 2.25%.